Note 8 - Intangible Assets - Risk Characteristics of Loans Being Serviced (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Original Term Thirty Year Fixed Rate [Member]
Loan Principal Balance	$ 235,933
Weighted Average Interest Rate	4.07%
Weighted Average Remaining Term (Month)	25 years 150 days
Number of Loans	1,953
Original Term Fifteen Year Fixed Rate [Member]
Loan Principal Balance	$ 110,377
Weighted Average Interest Rate	3.12%
Weighted Average Remaining Term (Month)	11 years 240 days
Number of Loans	1,163
Adjustable Rate [Member]
Loan Principal Balance	$ 57
Weighted Average Interest Rate	2.75%
Weighted Average Remaining Term (Month)	24 years 150 days
Number of Loans	2